Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Segment Information

Inter-segment revenues are eliminated upon consolidation and reflected in the “adjustments and eliminations” column. All other adjustments and eliminations are part of detailed reconciliations presented further below.

5(b)Information about reportable segments

Year ended December 31, 2021	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	107,032	197,779	171,848	476,659	—	476,659
Inter-segment	—	7	—	7	(7)	—
Segment operating profit/(loss)	4,523	(13,537)	6,690	(2,324)	(3,009)	(5,333)
Depreciation and amortization(Included depreciation from right of use assets)	(1,074)	(2,752)	(1,566)	(5,392)	(102)	(5,494)
Depreciation from right of use assets	(36)	—	(554)	(590)	(71)	(661)
Impairment of property, plant and equipment	—	(7)	—	(7)	—	(7)
Interest income	43	76	3	122	1	123
Interest expense	(285)	(380)	(340)	(1,005)	(92)	(1,097)
Income tax (expense)/benefit	(2,104)	4,223	(1,539)	580	765	1,345

Other disclosures
Capital expenditure	11	5,585	2,018	7,614	937	8,551

5.	SEGMENT INFORMATION (continued)

5(b)Information about reportable segments (continued)

Year ended December 31, 2020	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	73,199	143,647	96,718	313,564	—	313,564
Inter-segment	—	—	—	—	—	—
Segment operating profit/(loss)	3,087	11,250	(4,492)	9,845	(2,973)	6,872
Depreciation and amortization(Included depreciation from right of use assets)	(796)	(2,773)	(1,715)	(5,284)	(118)	(5,402)
Depreciation from right of use assets	(46)	—	(504)	(550)	(71)	(621)
Impairment of property, plant and equipment	—	(4)	(198)	(202)	—	(202)
Interest income	94	192	33	319	1	320
Interest expense	(178)	(105)	(257)	(540)	(75)	(615)
Income tax (expense)/benefit	(791)	(2,344)	(714)	(3,849)	(167)	(4,016)

Other disclosures
Capital expenditure	3,763	10,674	167	14,604	—	14,604

Year ended December 31, 2019	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	76,575	172,379	89,206	338,160	—	338,160
Inter-segment	—	6	—	6	(6)	—
Segment operating profit/(loss)	1,237	3,042	(1,659)	2,620	(2,884)	(264)
Depreciation and amortization(Included depreciation from right of use assets)	(811)	(2,842)	(1,613)	(5,266)	(58)	(5,324)
Depreciation from right of use assets	(44)	—	(441)	(485)	(22)	(507)
Impairment of property, plant and equipment	(549)	3	—	(546)	—	(546)
Interest income	57	403	45	505	1	506
Interest expense	(239)	(481)	(102)	(822)	(23)	(845)
Income tax (expense)/benefit	(561)	(1,235)	105	(1,691)	(366)	(2,057)

Other disclosures
Capital expenditure	552	4,590	242	5,384	78	5,462

5(d)Segment assets and liabilities

					Corporate
					adjustments
	North Asia	Thailand	ROW	Total segments	and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2021
Total assets	56,629	186,405	136,145	379,179	10,249	389,428
Total liabilities	15,166	76,610	80,731	172,507	7,604	180,111
As of December 31, 2020
Total assets	52,436	173,967	100,823	327,226	10,893	338,119
Total liabilities	12,647	29,911	47,132	89,690	13,554	103,244

Reconciliation of Segment Operating Profit (Loss)

5(c)Reconciliation of segment operating profit (loss)

	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Segment operating profit	(2,324)	9,845	2,620
Corporate expenses and others	(3,009)	(2,973)	(2,884)
	(5,333)	6,872	(264)
Other operating income	587	814	385
Other operating expenses	(227)	(129)	(770)
Operating profit	(4,973)	7,557	(649)
Finance costs	(1,251)	(744)	(1,012)
Finance income	123	320	506
Share of loss of associates	(1)	(1)	(3)
Exchange (loss)/gain	(4,425)	(579)	1,550
Other income	671	1,173	717
Other expense	(1)	(1)	(3)
(Loss)/profit before tax	(9,857)	7,725	1,106

Reconciliation of Assets and Liabilities

Reconciliation of assets:

	As of December 31,
	2021	2020
	US$’000	US$’000
Segment operating assets	379,179	327,226
Corporate and other assets	2,173	6,074
Investment in associates	835	930
Deferred tax assets	7,241	3,889
Total assets	389,428	338,119

Reconciliation of liabilities:

	As of December 31,
	2021	2020
	US$’000	US$’000
Segment operating liabilities	172,507	89,690
Corporate liabilities	3,499	9,146
Deferred tax liabilities	4,105	4,408
Total liabilities	180,111	103,244

Revenue From External Customers Based Major Categories

         (i)Revenue from external customers is summarized as the following major categories:

Year ended December 31, 2021	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	63,629	127,891	191,520	—	191,520
Enamel	107,027	105,749	—	212,776	—	212,776
SDI	—	—	39,476	39,476	—	39,476
Others*	5	28,401	4,481	32,887	—	32,887
	107,032	197,779	171,848	476,659	—	476,659
Timing of revenue recognition
At a point in time	107,032	197,544	146,991	451,567	—	451,567
Over time	—	235	24,857	25,092	—	25,092
	107,032	197,779	171,848	476,659	—	476,659
* include revenues from fabrication service contracts, and sale of other wires and cables products.

           (i)Revenue from external customers is summarized as the following major categories (continued):

Year ended December 31, 2020	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	48,851	78,779	127,630	—	127,630
Enamel	73,179	57,971	—	131,150	—	131,150
Fabrication	—	33,101	—	33,101	—	33,101
Others*	20	3,724	17,939	21,683	—	21,683
	73,199	143,647	96,718	313,564	—	313,564
Timing of revenue recognition
At a point in time	73,199	143,463	86,050	302,712	—	302,712
Over time	—	184	10,668	10,852	—	10,852
	73,199	143,647	96,718	313,564	—	313,564
* include revenues from SDI service contracts (which amounted to US$15.6 million in 2020), and sale of other wires and cables products.

Year ended December 31, 2019	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	49,493	78,686	128,179	—	128,179
Enamel	76,575	102,997	—	179,572	—	179,572
Others*	—	19,889	10,520	30,409	—	30,409
	76,575	172,379	89,206	338,160	—	338,160
Timing of revenue recognition
At a point in time	76,575	172,031	82,584	331,190	—	331,190
Over time	—	348	6,622	6,970	—	6,970
	76,575	172,379	89,206	338,160	—	338,160
* include revenues from SDI service contracts (which amounted to US$7.6 million in 2019), fabrication service contracts, and sale of other wires and cables products.

Revenue From External Customers and Non-Current Assets Broken Down by Country of Domicile

(ii)Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenues from external customers
Thailand	168,773	128,868	116,160
Singapore	95,116	44,477	46,218
Australia	67,652	45,161	34,447
China	118,219	77,411	81,813
India	1,248	2,860	36,121
Southeast Asia	25,643	14,774	23,390
Northeast Asia	8	13	11
	476,659	313,564	338,160

The total non-current assets other than financial instruments and deferred tax assets broken down by the country of domicile are summarized as follow:

	As of December 31,
	2021	2020
	US$’000	US$’000
Non-current assets by country:
Thailand	40,423	41,232
Singapore	5,601	6,620
China	10,725	9,354
Australia	7,815	8,006
Other	71	173
Total non-current assets	64,635	65,385